SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-07618

                   AllianceBernstein Municipal Income Fund II
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               901 K Street, N.W.
                             Washington, D.C. 20001

                      Date of fiscal year end: September 30

             Date of reporting period: July 1, 2011 - June 30, 2012

Item 1.  Proxy Voting Record.


******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07618
Reporting Period: 07/01/2011 - 06/30/2012
AllianceBernstein Municipal Income Fund II









========= AllianceBernstein Municipal Income Fund II-Arizona Portfolio =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== AllianceBernstein Municipal Income Fund II-Massachusetts  ===========
==========                         Portfolio                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= AllianceBernstein Municipal Income Fund II-Michigan  =============
=============                      Portfolio                       =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============ AllianceBernstein Municipal Income Fund II-Minnesota  =============
============                       Portfolio                       =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============ AllianceBernstein Municipal Income Fund II-New Jersey  ============
============                       Portfolio                        ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== AllianceBernstein Municipal Income Fund II-Ohio Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== AllianceBernstein Municipal Income Fund II-Pennsylvania  ===========
===========                        Portfolio                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= AllianceBernstein Municipal Income Fund II-Virginia  =============
=============                      Portfolio                       =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  AllianceBernstein Municipal Income
                                           Fund II



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 30, 2012


*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

      KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AllianceBernstein Balanced Shares, Inc.
-AllianceBernstein Blended Style Series, Inc.
-AllianceBernstein Bond Fund, Inc.
-AllianceBernstein Cap Fund, Inc.
-AllianceBernstein Core Opportunities Fund, Inc.
-AllianceBernstein Corporate Shares
-AllianceBernstein Equity Income Fund, Inc.
-AllianceBernstein Exchange Reserves
-AllianceBernstein Fixed-Income Shares, Inc.
-AllianceBernstein Global Bond Fund, Inc.
-AllianceBernstein Global Growth Fund, Inc.
-AllianceBernstein Global Real Estate Investment Fund, Inc.
-AllianceBernstein Global Thematic Growth Fund, Inc.
-AllianceBernstein Greater China '97 Fund, Inc.
-AllianceBernstein Growth and Income Fund, Inc.
-AllianceBernstein High Income Fund, Inc.
-AllianceBernstein Institutional Funds, Inc.
-AllianceBernstein International Growth Fund, Inc.
-AllianceBernstein Large Cap Growth Fund, Inc.
-AllianceBernstein Small/Mid-Cap Growth Fund, Inc.
-AllianceBernstein Municipal Income Fund, Inc.
-AllianceBernstein Municipal Income Fund II
-AllianceBernstein Trust
-AllianceBernstein Unconstrained Bond Fund, Inc.
-AllianceBernstein Variable Products Series Fund, Inc.
-The AllianceBernstein Portfolios
-The AllianceBernstein Pooling Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.

                                  /s/ Robert M. Keith
                                  --------------------------------
                                      Robert M. Keith


Dated: August 2, 2011